Bank Loans (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule Of Balance And Associated Percentage Of Each Major Loan Category In Bank Loan Portfolio
	December 31, 2017		December 31, 2016
	Balance	Percent	Balance	Percent
Residential real estate	$2,593,576	37.0%	$2,161,400	38.4%
Commercial and industrial	2,437,938	34.8	1,710,399	30.3
Securities-based loans	1,819,206	25.9	1,614,033	28.6
Commercial real estate	116,258	1.7	78,711	1.4
Consumer	24,508	0.3	45,391	0.8
Home equity lines of credit	15,039	0.2	15,008	0.3
Construction and land	7,896	0.1	12,623	0.2
Gross bank loans	7,014,421	100.0%	5,637,565	100.0%
Unamortized loan premium/(discount), net	788		858
Loans in process	(856)		(49)
Unamortized loan fees, net	872		(2,021)
Allowance for loan losses	(67,466)		(45,163)
Bank loans, net	$6,947,759		$5,591,190

Activity In The Allowance For Loan Losses By Portfolio Segment

	Year Ended December 31, 2017
	Beginning Balance	Provision	Charge- offs	Recoveries	Ending Balance
Commercial and industrial	$35,127	$19,666	$(355)	$36	$54,474
Securities-based loans	3,094	(1,006)	—	—	2,088
Residential real estate	2,660	5,770	—	—	8,430
Commercial real estate	1,363	2,860	(2,703)	—	1,520
Home equity lines of credit	371	(212)	—	3	162
Construction and land	232	(132)	—	—	100
Consumer	129	(115)	—	2	16
Qualitative	2,187	(1,511)	—	—	676
	$45,163	$25,320	$(3,058)	$41	$67,466

	Year Ended December 31, 2016
	Beginning Balance	Provision	Charge- offs	Recoveries	Ending Balance
Commercial and industrial	$24,748	$10,646	$(267)	$—	$35,127
Securities-based loans	1,607	1,487	—	—	3,094
Residential real estate	1,241	1,430	(13)	2	2,660
Commercial real estate	264	1,090	—	9	1,363
Home equity lines of credit	290	81	—	—	371
Construction and land	78	154	—	—	232
Consumer	105	38	(16)	2	129
Qualitative	1,454	733	—	—	2,187
	$29,787	$15,659	$(296)	$13	$45,163

Unpaid Principal Balances Of Loans And Amount Of Allowance Allocated Based Upon Impairment Method By Portfolio Segment

	Allowance for Loan Losses			Recorded Investment in Loans
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Residential real estate	$24	$8,406	$8,430	$171	$2,593,405	$2,593,576
Commercial and industrial	9,059	45,415	54,474	28,856	2,409,082	2,437,938
Securities-based loans	—	2,088	2,088	—	1,819,206	1,819,206
Commercial real estate	—	1,520	1,520	—	116,258	116,258
Consumer	2	14	16	2	24,506	24,508
Home equity lines of credit	20	142	162	184	14,855	15,039
Construction and land	—	100	100	—	7,896	7,896
Qualitative	—	676	676	—	—	—
	$9,105	$58,361	$67,466	$29,213	$6,985,208	$7,014,421

	Allowance for Loan Losses			Recorded Investment in Loans
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Residential real estate	$24	$2,636	$2,660	$178	$2,161,222	$2,161,400
Commercial and industrial	2,392	32,735	35,127	16,815	1,693,584	1,710,399
Securities-based loans	—	3,094	3,094	—	1,614,033	1,614,033
Commercial real estate	722	641	1,363	9,522	69,189	78,711
Consumer	6	123	129	6	45,385	45,391
Home equity lines of credit	231	140	371	413	14,595	15,008
Construction and land	—	232	232	—	12,623	12,623
Qualitative	—	2,187	2,187	—	—	—
	$3,375	$41,788	$45,163	$26,934	$5,610,631	$5,637,565

Loans That Were Individually Evaluated For Impairment By Portfolio Segment

	December 31, 2017
	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment with Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial and industrial	$28,856	$5,211	$23,645	$28,856	$9,059	$30,277
Consumer	677	—	2	2	2	5
Home equity lines of credit	184	—	184	184	20	300
Residential real estate	171	—	171	171	24	174
Total	$29,888	$5,211	$24,002	$29,213	$9,105	$30,756

	December 31, 2016
	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment with Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial and industrial	$16,815	$—	$16,815	$16,815	$2,392	$22,559
Commercial real estate	10,503	—	9,522	9,522	722	9,080
Consumer	833	—	6	6	6	9
Home equity lines of credit	413	—	413	413	231	413
Residential real estate	178	—	178	178	24	181
Total	$28,742	$—	$26,934	$26,934	$3,375	$32,242

Aging Of The Recorded Investment In Past Due Loans

	December 31, 2017
	30-89 Days Past Due	90 or More Days Past Due	Total Past Due	Current Balance	Total
Residential real estate	$7,892	$—	$7,892	$2,585,684	2,593,576
Commercial and industrial	11,883	—	11,883	2,426,055	2,437,938
Securities-based loans	—	—	—	1,819,206	1,819,206
Commercial real estate	—	—	—	116,258	116,258
Consumer	2	—	2	24,506	24,508
Home equity lines of credit	184	—	184	14,855	15,039
Construction and land	—	—	—	7,896	7,896
Total	$19,961	$—	$19,961	$6,994,460	$7,014,421

	December 31, 2017 *
	Non-accrual	Restructured	Total
Commercial and industrial	$19,904	$8,952	$28,856
Home equity lines of credit	184	—	184
Residential real estate	—	171	171
Consumer	2	—	2
Total	$20,090	$9,123	$29,213

* There were no loans past due 90 days and still accruing interest at December 31, 2017.

	December 31, 2016
	30 – 89 Days Past Due	90 or More Days Past Due	Total Past Due	Current Balance	Total
Residential real estate	$1,923	$—	$1,923	$2,159,477	2,161,400
Commercial and industrial	—	—	—	1,710,399	1,710,399
Securities-based loans	—	—	—	1,614,033	1,614,033
Commercial real estate	9,522	—	9,522	69,189	78,711
Consumer	—	2	2	45,389	45,391
Home equity lines of credit	78	196	274	14,734	15,008
Construction and land	—	—	—	12,623	12,623
Total	$11,523	$198	$11,721	$5,625,844	$5,637,565

	December 31, 2016 *
	Non-accrual	Restructured	Total
Commercial and industrial	$16,815	$—	$16,815
Commercial real estate	—	9,522	9,522
Home equity lines of credit	413	—	413
Residential real estate	—	178	178
Consumer	6	—	6
Total	$17,234	$9,700	$26,934

* There were no loans past due 90 days and still accruing interest at December 31, 2016.

Risk Category Of Loan Portfolio

	December 31, 2017
	Pass	Special Mention	Substandard	Doubtful	Total
Residential real estate	$2,593,096	$309	$171	$—	$2,593,576
Commercial and industrial	2,385,152	22,443	30,343	—	2,437,938
Securities-based loans	1,819,206	—	—	—	1,819,206
Commercial real estate	116,258	—	—	—	116,258
Consumer	24,506	—	2	—	24,508
Home equity lines of credit	14,855	—	184	—	15,039
Construction and land	7,896	—	—	—	7,896
Total	$6,960,969	$22,752	$30,700	$—	$7,014,421

	December 31, 2016
	Pass	Special Mention	Substandard	Doubtful	Total
Residential real estate	$2,161,223	$—	$177	$—	2,161,400
Commercial and industrial	1,652,211	27,905	30,283	—	1,710,399
Securities-based loans	1,614,033	—	—	—	1,614,033
Commercial real estate	69,189	—	9,522	—	78,711
Consumer	45,385	—	6	—	45,391
Home equity lines of credit	14,595	—	413	—	15,008
Construction and land	12,623	—	—	—	12,623
Total	$5,569,259	$27,905	$40,401	$—	$5,637,565